Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Troubled debt restructuring categorized by loan
Number of Contracts	8	2
Pre Modification Outstanding Recorded Investment	$ 3,534	$ 4,183
Post Modification Outstanding Recorded Investment, Net of Related Allowance	2,532	3,183
Residential 1-4 Family [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	1	1
Pre Modification Outstanding Recorded Investment	365	3,938
Post Modification Outstanding Recorded Investment, Net of Related Allowance	275	3,088
Multifamily [Member]
Troubled debt restructuring categorized by loan
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Commercial real estate [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	1
Pre Modification Outstanding Recorded Investment	416
Post Modification Outstanding Recorded Investment, Net of Related Allowance	354
Construction [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	3
Pre Modification Outstanding Recorded Investment	1,291
Post Modification Outstanding Recorded Investment, Net of Related Allowance	1,291
Farmland [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	1
Pre Modification Outstanding Recorded Investment	1,445
Post Modification Outstanding Recorded Investment, Net of Related Allowance	595
Second mortgages [Member]
Troubled debt restructuring categorized by loan
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Equity lines of Credit [Member]
Troubled debt restructuring categorized by loan
Number of Contracts
Pre Modification Outstanding Recorded Investment
Post Modification Outstanding Recorded Investment, Net of Related Allowance
Commercial [Member]
Troubled debt restructuring categorized by loan
Number of Contracts		1
Pre Modification Outstanding Recorded Investment		245
Post Modification Outstanding Recorded Investment, Net of Related Allowance		95
Agricultural, installment and other [Member]
Troubled debt restructuring categorized by loan
Number of Contracts	2
Pre Modification Outstanding Recorded Investment	17
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 17